First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 94.9%
	Australia – 3.9%
78,260	ALS Ltd. (b)	$656,984
71,500	BHP Group Ltd. (b)	2,293,045
9,108	CSL Ltd. (b)	1,687,190
130,228	Fortescue Metals Group Ltd. (b)	1,828,676
		6,465,895
	Austria – 0.5%
29,205	EVN AG (b)	859,703
	Cayman Islands – 1.5%
539,564	Xinyi Glass Holdings Ltd. (b)	1,430,366
688,876	Xinyi Solar Holdings Ltd. (b)	1,105,141
		2,535,507
	Denmark – 4.8%
737	AP Moller - Maersk A.S., Class A (b)	2,469,138
2,890	Genmab A.S. (b) (c)	984,131
35,000	Novo Nordisk A.S., Class B (b)	3,481,390
15,622	Novozymes A.S., Class B (b)	1,072,411
		8,007,070
	Finland – 0.5%
19,515	Neste Oyj (b)	880,117
	France – 10.4%
15,333	BioMerieux (b)	1,797,992
37,439	BNP Paribas S.A. (b)	2,672,748
46,633	Bouygues S.A. (b)	1,644,608
58,056	Bureau Veritas S.A. (b)	1,661,118
6,017	Danone S.A. (b)	375,167
1,174	Hermes International (b)	1,762,666
3,123	Kering S.A. (b)	2,332,147
55,558	Metropole Television S.A. (b)	1,083,903
16,140	Schneider Electric SE (b)	2,734,042
93,108	Vivendi SE (b)	1,220,214
		17,284,605
	Germany – 10.7%
11,932	Continental AG (b) (c)	1,156,809
27,397	Daimler AG (b)	2,186,108
13,698	Daimler Truck Holding AG (c)	482,908
8,634	Hapag-Lloyd AG (b) (d) (e)	2,577,443
20,273	HeidelbergCement AG (b)	1,410,769
11,548	Nemetschek SE (b)	1,067,407
12,059	SAP SE (b)	1,512,936
1,925	Sartorius AG (Preference Shares) (b)	1,039,264
18,759	Siemens AG (b)	2,978,389
34,920	TLG Immobilien AG	1,176,926
5,912	Volkswagen AG (b)	1,711,985
5,682	Zalando SE (b) (c) (d) (e)	450,968
		17,751,912
Shares	Description	Value

	Israel – 0.7%
10,272	Check Point Software Technologies Ltd. (c)	$1,243,015
	Italy – 2.8%
251,298	A2A S.p.A. (b)	477,362
49,932	Azimut Holding S.p.A. (b)	1,343,123
133,358	BPER Banca (b)	280,749
21,502	Recordati Industria Chimica e Farmaceutica S.p.A. (b)	1,204,552
231,461	Snam S.p.A. (b)	1,297,034
		4,602,820
	Japan – 22.9%
25,500	Anritsu Corp. (b)	352,127
38,900	Chugai Pharmaceutical Co., Ltd. (b)	1,263,463
2,900	Daikin Industries Ltd. (b)	608,838
39,600	Daiwa House Industry Co., Ltd. (b)	1,155,653
247,700	Daiwa Securities Group, Inc. (b)	1,492,566
2,300	Hoya Corp. (b)	298,237
60,300	ITOCHU Corp. (b)	1,937,226
75,500	Japan Exchange Group, Inc. (b)	1,553,099
23,100	Kao Corp. (b)	1,154,343
22,800	Kikkoman Corp. (b)	1,723,406
75,100	Mitsubishi Chemical Holdings Corp. (b)	589,098
80,200	Mitsubishi Electric Corp. (b)	1,004,377
295,200	Mitsubishi UFJ Financial Group, Inc., ADR	1,797,768
20,900	NEC Corp. (b)	815,378
49,200	Nihon M&A Center Holdings, Inc. (b)	774,566
2,225	Nintendo Co., Ltd. (b)	1,090,343
19,200	Nissan Chemical Corp. (b)	1,041,759
50,500	Nomura Research Institute Ltd. (b)	1,767,798
104,300	ORIX Corp. (b)	2,151,409
41,500	Recruit Holdings Co., Ltd. (b)	2,051,287
55,100	SBI Holdings, Inc. (b)	1,421,349
5,500	Shimano, Inc. (b)	1,233,332
85,200	Shinsei Bank Ltd. (b)	1,579,722
27,000	Sony Group Corp. (b)	3,020,449
15,900	Sumitomo Realty & Development Co., Ltd. (b)	491,949
41,200	Suzuki Motor Corp. (b)	1,754,055
5,600	Tokyo Electron Ltd. (b)	2,739,146
53,000	Yamaha Motor Co., Ltd. (b)	1,262,117
		38,124,860
	Jersey – 2.0%
14,370	Ferguson PLC (b)	2,260,266
436,841	Man Group PLC (b)	1,141,172
		3,401,438

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Luxembourg – 1.6%
155,669	B&M European Value Retail S.A. (b)	$1,192,054
15,069	Eurofins Scientific SE (b)	1,512,971
		2,705,025
	Netherlands – 4.1%
766	Adyen N.V. (b) (c) (d) (e)	1,558,731
5,571	ASML Holding N.V. (b)	3,773,207
2,722	Ferrari N.V. (b)	627,346
8,451	Wolters Kluwer N.V. (b)	860,131
		6,819,415
	New Zealand – 1.2%
54,514	Fisher & Paykel Healthcare Corp., Ltd. (b)	1,002,978
367,744	Spark New Zealand Ltd. (b)	1,051,061
		2,054,039
	Spain – 2.5%
603,085	CaixaBank S.A. (b)	1,940,355
46,052	EDP Renovaveis S.A. (b)	968,080
61,325	Red Electrica Corp. S.A. (b)	1,236,203
		4,144,638
	Sweden – 3.1%
56,312	Indutrade AB (b)	1,400,919
76,289	Investor AB, Class A (b)	1,735,521
48,771	Lifco AB, Class B (b)	1,143,204
40,813	Swedish Orphan Biovitrum AB (b) (c)	802,320
		5,081,964
	Switzerland – 6.6%
6,059	Kuehne + Nagel International AG (b)	1,710,983
20,751	Nestle S.A. (b)	2,679,751
11,303	Roche Holding AG (b)	4,374,254
3,641	Roche Holding AG (b)	1,499,351
40,843	UBS Group AG (b)	757,619
		11,021,958
	United Kingdom – 15.1%
106,614	3i Group PLC (b)	1,985,559
35,246	Admiral Group PLC (b)	1,498,687
19,980	Ashtead Group PLC (b)	1,429,130
820,154	Barclays PLC (b)	2,200,326
13,894	Croda International PLC (b)	1,500,525
70,731	Evraz PLC (b)	480,520
143,334	GlaxoSmithKline PLC (b)	3,198,642
46,529	Imperial Brands PLC (b)	1,103,196
14,612	Intertek Group PLC (b)	1,060,400
636,390	JD Sports Fashion PLC (b)	1,631,811
49,846	RELX PLC (b)	1,533,283
233,171	Rentokil Initial PLC (b)	1,632,837
66,937	Rightmove PLC (b)	589,949
Shares	Description	Value

	United Kingdom (Continued)
29,673	Rio Tinto PLC (b)	$2,091,513
69,993	Sage Group (The) PLC (b)	683,970
44,249	SSE PLC (b)	952,064
31,341	Unilever PLC (b)	1,607,226
		25,179,638
	Total Common Stocks	158,163,619
	(Cost $140,861,499)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.3%
	Australia – 1.1%
108,801	Goodman Group (b)	1,796,492
	Belgium – 0.9%
33,769	Warehouses De Pauw CVA (b)	1,452,788
	United Kingdom – 1.3%
92,636	Safestore Holdings PLC (b)	1,588,281
38,535	Segro PLC (b)	679,363
		2,267,644
	Total Real Estate Investment Trusts	5,516,924
	(Cost $4,036,270)
EXCHANGE-TRADED FUNDS (a) – 1.2%
	United States – 1.2%
28,863	iShares Core MSCI EAFE ETF	2,066,879
	(Cost $2,176,653)
	Total Investments – 99.4%	165,747,422
	(Cost $147,074,422)
	Net Other Assets and Liabilities – 0.6%	957,230
	Net Assets – 100.0%	$166,704,652

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2022	Sale Value as of 1/31/2022	Unrealized Appreciation/ (Depreciation)
02/28/22	BBH	USD	11,352,808	EUR	9,977,473	$ 11,352,808	$ 11,214,638	$ 138,170
02/28/22	BBH	USD	7,771,560	JPY	895,748,451	7,771,560	7,785,138	(13,578)
Net Unrealized Appreciation / (Depreciation)								$124,592

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2022, securities noted as such are valued at $158,979,926 or 95.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

ADR	American Depositary Receipt
Currency Exposure Diversification	% of Total Investments†
EUR	26.6%
GBP	19.3
JPY	17.2
USD	14.6
CHF	6.6
AUD	5.0
DKK	4.8
SEK	3.1
HKD	1.5
NZD	1.3
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

Sector Allocation	% of Total Investments
Industrials	21.8%
Financials	15.4
Health Care	14.6
Consumer Discretionary	12.3
Information Technology	10.0
Materials	7.4
Consumer Staples	5.2
Real Estate	5.0
Utilities	3.5
Communication Services	3.0
Energy	0.5
Other *	1.3
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Germany	$ 17,751,912	$ 1,659,834	$ 16,092,078	$ —
Israel	1,243,015	1,243,015	—	—
Japan	38,124,860	1,797,768	36,327,092	—
Other Country Categories*	101,043,832	—	101,043,832	—
Real Estate Investment Trusts*	5,516,924	—	5,516,924	—
Exchange-Traded Funds*	2,066,879	2,066,879	—	—
Total Investments	165,747,422	6,767,496	158,979,926	—
Forward Foreign Currency Contracts**	138,170	—	138,170	—
Total	$ 165,885,592	$ 6,767,496	$ 159,118,096	$—

LIABILITIES TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts**	$ (13,578)	$ —	$ (13,578)	$ —

*	See Portfolio of Investments for country breakout.
**	See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.8%
	Australia – 1.1%
2,959	Rio Tinto Ltd. (b)	$235,257
	Denmark – 5.0%
511	Genmab A.S. (b) (c)	174,011
5,687	Novo Nordisk A.S., Class B (b)	565,676
2,573	Novozymes A.S., Class B (b)	176,630
1,558	Pandora A.S. (b)	169,416
		1,085,733
	Finland – 0.9%
7,385	Fortum Oyj (b)	201,018
	France – 16.5%
2,607	Amundi S.A. (b) (d) (e)	202,658
1,484	Arkema S.A. (b)	219,436
1,618	BioMerieux (b)	189,731
3,227	Bureau Veritas S.A. (b)	92,332
119	Christian Dior SE (b)	92,750
8,796	Electricite de France S.A. (b)	84,602
1,356	EssilorLuxottica S.A. (b)	256,535
218	Hermes International (b)	327,309
360	Kering S.A. (b)	268,835
2,623	Legrand S.A. (b)	266,951
1,054	L’Oreal S.A. (b)	450,213
887	LVMH Moet Hennessy Louis Vuitton SE (b)	728,562
1,050	Sanofi (b)	109,790
393	Sartorius Stedim Biotech (b)	172,335
980	Schneider Electric SE (b)	166,008
		3,628,047
	Germany – 16.0%
2,673	Bechtle AG (b)	160,493
4,163	Daimler AG (b)	332,181
2,081	Daimler Truck Holding AG (c)	73,363
20,723	Deutsche Bank AG (b) (c)	288,537
4,826	Deutsche Post AG (b)	290,432
22,813	E.ON SE (b)	314,648
2,406	HeidelbergCement AG (b)	167,430
7,868	Infineon Technologies AG (b)	326,740
729	Nemetschek SE (b)	67,383
1,567	Puma SE (b)	167,595
2,261	SAP SE (b)	283,668
2,974	Siemens AG (b)	472,186
3,648	TAG Immobilien AG (b)	96,338
5,693	TLG Immobilien AG	191,874
784	Volkswagen AG (b)	227,029
561	Zalando SE (b) (c) (d) (e)	44,525
		3,504,422
	Italy – 1.2%
50,263	A2A S.p.A. (b)	95,479
6,423	Azimut Holding S.p.A. (b)	172,772
		268,251
Shares	Description	Value

	Jersey – 2.5%
5,517	Experian PLC (b)	$230,434
2,010	Ferguson PLC (b)	316,154
		546,588
	Luxembourg – 1.7%
21,851	B&M European Value Retail S.A. (b)	167,327
2,028	Eurofins Scientific SE (b)	203,617
		370,944
	Netherlands – 9.2%
104	Adyen N.V. (b) (c) (d) (e)	211,629
1,182	ASML Holding N.V. (b)	800,562
3,423	ASR Nederland N.V. (b)	159,155
1,621	BE Semiconductor Industries N.V. (b)	135,918
1,527	Euronext N.V. (b) (d) (e)	147,222
271	Ferrari N.V. (b)	62,458
9,217	Koninklijke Ahold Delhaize N.V. (b)	298,858
1,990	Wolters Kluwer N.V. (b)	202,539
		2,018,341
	Spain – 4.5%
57,260	Banco Santander S.A., ADR	201,555
83,750	CaixaBank S.A. (b)	269,456
61,633	Telefonica S.A. (b)	287,307
50,839	Telefonica S.A., ADR (c)	234,876
		993,194
	Sweden – 7.2%
4,171	Atlas Copco AB, Class A (b)	246,865
4,027	Atlas Copco AB, Class B (b)	205,952
4,104	Industrivarden AB, Class C (b)	127,473
6,703	Indutrade AB (b)	166,756
10,773	Investor AB, Class A (b)	245,078
10,803	Investor AB, Class B (b)	234,554
6,264	Lifco AB, Class B (b)	146,830
9,257	Volvo AB, Class B (b)	208,897
		1,582,405
	Switzerland – 11.3%
335	Geberit AG (b)	227,609
764	Kuehne + Nagel International AG (b)	215,744
1,889	Logitech International S.A. (b)	158,732
3,141	Nestle S.A. (b)	405,624
1,954	Novartis AG (b)	169,782
175	Partners Group Holding AG (b)	243,985
884	Roche Holding AG (b)	342,107
401	Roche Holding AG (b)	165,130
340	Schindler Holding AG (b)	85,297
62	SGS S.A. (b) (c)	176,797
806	Sika AG (b)	281,999
		2,472,806

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom – 19.7%
14,416	3i Group PLC (b)	$268,481
8,282	Anglo American PLC (b)	365,116
895	AstraZeneca PLC (b)	104,114
117,911	Barclays PLC (b)	316,334
9,842	Barratt Developments PLC (b)	81,856
11,033	British American Tobacco PLC (b)	471,054
5,256	Dunelm Group PLC (b)	94,720
21,730	Evraz PLC (b)	147,626
22,089	GlaxoSmithKline PLC (b)	492,938
3,453	Hikma Pharmaceuticals PLC (b)	97,006
6,769	IMI PLC (b)	151,238
12,383	Imperial Brands PLC (b)	293,599
2,036	Intertek Group PLC (b)	147,754
54,031	Marks & Spencer Group PLC (b) (c)	159,900
57,118	Melrose Industries PLC (b)	116,350
11,393	RELX PLC (b)	350,453
5,559	Rio Tinto PLC (b)	391,828
12,396	SSE PLC (b)	266,713
		4,317,080
	Total Common Stocks	21,224,086
	(Cost $22,552,112)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 1.5%
	Belgium – 0.6%
3,279	Warehouses De Pauw CVA (b)	$141,067
	United Kingdom – 0.9%
58,447	Tritax Big Box REIT PLC (b)	187,477
	Total Real Estate Investment Trusts	328,544
	(Cost $327,256)
EXCHANGE-TRADED FUNDS (a) – 0.7%
	United States – 0.7%
2,750	iShares Core MSCI Europe ETF	154,385
	(Cost $155,396)
	Total Investments – 99.0%	21,707,015
	(Cost $23,034,764)
	Net Other Assets and Liabilities – 1.0%	221,349
	Net Assets – 100.0%	$21,928,364

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2022	Sale Value as of 1/31/2022	Unrealized Appreciation/ (Depreciation)
02/28/22	BBH	USD	2,168,324	EUR	1,905,643	$ 2,168,324	$ 2,141,934	$ 26,390

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2022, securities noted as such are valued at $20,850,962 or 95.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

ADR	American Depositary Receipt

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
EUR	38.5%
GBP	24.0
USD	12.7
CHF	11.4
SEK	7.3
DKK	5.0
AUD	1.1
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
SEK	Swedish Krona
USD	United States Dollar

Sector Allocation	% of Total Investments
Industrials	21.0%
Consumer Discretionary	14.7
Financials	13.3
Health Care	12.8
Information Technology	9.9
Materials	9.2
Consumer Staples	8.8
Utilities	4.4
Real Estate	2.8
Communication Services	2.4
Other *	0.7
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Germany	$ 3,504,422	$ 265,237	$ 3,239,185	$ —
Spain	993,194	436,431	556,763	—
Other Country Categories*	16,726,470	—	16,726,470	—
Real Estate Investment Trusts*	328,544	—	328,544	—
Exchange-Traded Funds*	154,385	154,385	—	—
Total Investments	21,707,015	856,053	20,850,962	—
Forward Foreign Currency Contracts**	26,390	—	26,390	—
Total	$ 21,733,405	$ 856,053	$ 20,877,352	$—

*	See Portfolio of Investments for country breakout.
**	See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.4%
	Argentina – 0.6%
29,638	Grupo Financiero Galicia S.A., ADR	$286,896
	Bermuda – 1.4%
108,343	China Gas Holdings Ltd. (b)	184,073
2,114,856	Gemdale Properties & Investment Corp., Ltd. (b)	236,142
116,389	Hopson Development Holdings Ltd. (b)	242,516
		662,731
	Brazil – 9.3%
83,861	Cia Siderurgica Nacional S.A., ADR	400,017
88,433	CPFL Energia S.A.	481,793
82,814	Equatorial Energia S.A.	358,074
117,312	Itau Unibanco Holding S.A., ADR	553,713
48,693	Petroleo Brasileiro S.A., ADR	650,051
50,365	Petroleo Brasileiro S.A., ADR	611,431
15,580	Vale S.A.	237,275
70,335	Vale S.A., ADR	1,067,685
		4,360,039
	Cayman Islands – 15.8%
35,400	ANTA Sports Products Ltd. (b)	531,541
268,241	Asia Cement China Holdings Corp. (b)	186,201
56,101	China Conch Venture Holdings Ltd. (b)	266,686
348,973	China Resources Cement Holdings Ltd. (b)	300,720
518,495	Country Garden Holdings Co., Ltd. (b)	425,869
31,754	ENN Energy Holdings Ltd. (b)	505,533
1,909	JD.com, Inc, Class A (b) (c)	72,354
177,444	Logan Group Co., Ltd.	110,375
11,605	Meituan, Class B (b) (c) (d) (e)	346,228
387,672	Seazen Group Ltd. (b)	262,261
694,000	Sino Biopharmaceutical Ltd. (b)	478,619
79,219	Sunac China Holdings Ltd. (b)	97,623
22,306	Sunny Optical Technology Group Co., Ltd. (b)	575,887
40,089	Tencent Holdings Ltd. (b)	2,512,068
236,000	Yadea Group Holdings Ltd. (b) (d) (e)	336,062
16,503	Yuzhou Group Holdings Co., Ltd. (b)	1,333
57,535	Zhongsheng Group Holdings Ltd. (b)	441,991
		7,451,351
	China – 2.7%
58,349	Anhui Conch Cement Co., Ltd., Class H (b)	308,639
Shares	Description	Value

	China (Continued)
805,460	China Construction Bank Corp., Class H (b)	$618,068
55,939	China Life Insurance Co., Ltd., Class H (b)	98,335
124,375	Guangzhou R&F Properties Co., Ltd., Class H (b)	55,360
114,352	Weichai Power Co., Ltd., Class H (b)	207,507
		1,287,909
	Colombia – 0.6%
361,955	Ecopetrol S.A.	266,347
	Cyprus – 0.8%
5,187	TCS Group Holding PLC, GDR (b) (d)	374,298
	Hong Kong – 2.5%
339,997	CSPC Pharmaceutical Group Ltd. (b)	413,229
536,000	Lenovo Group Ltd. (b)	580,868
128,758	Sinotruk Hong Kong Ltd. (b)	191,522
		1,185,619
	India – 15.9%
14,000	Asian Paints Ltd. (b)	593,265
29,330	Aurobindo Pharma Ltd. (b)	250,420
86,479	Bharat Petroleum Corp., Ltd. (b)	463,084
6,880	Britannia Industries Ltd. (b)	327,134
49,562	Dabur India Ltd. (b)	357,698
8,378	Divi’s Laboratories Ltd. (b)	454,941
37,060	HCL Technologies Ltd. (b)	549,999
5,984	HDFC Asset Management Co., Ltd. (b) (d) (e)	177,901
19,839	Hindustan Unilever Ltd. (b)	606,622
22,464	Housing Development Finance Corp., Ltd. (b)	766,489
41,972	Infosys Ltd. (b)	987,505
22,108	Infosys Ltd., ADR	521,086
3,661	Jubilant Foodworks Ltd. (b)	167,033
5,850	Reliance Industries Ltd. (b)	188,529
37,910	Sun TV Network Ltd. (b)	254,348
16,029	Tata Consultancy Services Ltd. (b)	807,154
		7,473,208
	Indonesia – 0.7%
513,551	Indofood CBP Sukses Makmur Tbk PT (b)	312,213
	Israel – 1.1%
13,813	Mizrahi Tefahot Bank Ltd. (b)	533,976
	Malaysia – 0.7%
169,557	Supermax Corp. Bhd	47,803
504,300	Top Glove Corp. Bhd	256,638
		304,441

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Mexico – 2.7%
769,949	America Movil S.A.B. de C.V., Series L	$724,487
163,430	Wal-Mart de Mexico S.A.B. de C.V.	554,353
		1,278,840
	Poland – 0.6%
14,445	Asseco Poland S.A.	290,440
	Russia – 2.7%
12,380	MMC Norilsk Nickel PJSC, ADR (b)	349,961
60,773	Rosneft Oil Co. PJSC (b)	453,233
24,237	Severstal PAO (b)	472,297
		1,275,491
	South Africa – 5.3%
4,721	Capitec Bank Holdings Ltd.	619,879
37,048	Exxaro Resources Ltd. (b)	400,786
39,337	Impala Platinum Holdings Ltd. (b)	606,453
14,908	Kumba Iron Ore Ltd. (b)	531,877
36,261	Vodacom Group Ltd. (b)	348,060
		2,507,055
	South Korea – 14.8%
4,570	Coway Co., Ltd. (b)	263,286
21,774	Daishin Securities Co., Ltd (b)	305,695
8,341	Kia Corp. (b)	581,582
4,234	KIWOOM Securities Co., Ltd. (b)	318,944
2,684	Kumho Petrochemical Co., Ltd. (b)	333,202
976	LG Chem Ltd. (b)	523,195
936	Mirae Asset Securities Co., Ltd. (b)	6,705
35,379	NH Investment & Securities Co., Ltd. (b)	339,228
37,306	Samsung Electronics Co., Ltd. (b)	2,320,399
12,791	Samsung Electronics Co., Ltd. (Preference Shares) (b)	719,459
9,768	Samsung Securities Co., Ltd. (b)	329,820
8,880	SK Hynix, Inc. (b)	919,150
		6,960,665
	Taiwan – 15.7%
29,718	Accton Technology Corp. (b)	286,977
162,209	Evergreen Marine Corp. Taiwan Ltd. (b)	688,209
9,914	International Games System Co., Ltd. (b)	256,171
5,550	MediaTek, Inc. (b)	220,441
29,681	Realtek Semiconductor Corp. (b)	575,816
Shares	Description	Value

	Taiwan (Continued)
175,653	Taiwan Semiconductor Manufacturing Co., Ltd. (b)	$4,061,447
4,241	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	520,074
20,968	United Integrated Services Co., Ltd. (b)	133,773
307,149	United Microelectronics Corp. (b)	641,726
		7,384,634
	Turkey – 1.5%
372,054	Turk Telekomunikasyon A.S.	267,583
320,618	Turkiye Sise ve Cam Fabrikalari A.S.	332,166
310,517	Turkiye Vakiflar Bankasi TAO, Class D (b) (c)	89,062
		688,811
	Total Common Stocks	44,884,964
	(Cost $37,003,964)
EXCHANGE-TRADED FUNDS (a) – 4.4%
	United States – 4.4%
17,614	iShares Core MSCI Emerging Markets ETF	1,049,442
22,622	iShares MSCI Saudi Arabia ETF	1,029,980
	Total Exchange-Traded Funds	2,079,422
	(Cost $2,085,162)
	Total Investments – 99.8%	46,964,386
	(Cost $39,089,126)
	Net Other Assets and Liabilities – 0.2%	74,407
	Net Assets – 100.0%	$47,038,793

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2022, securities noted as such are valued at $35,726,798 or 76.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	22.5%
United States Dollar	15.8
South Korean Won	14.8
Indian Rupee	14.8
New Taiwan Dollar	14.6
South African Rand	5.3
Mexican Peso	2.7
Brazilian Real	2.3
Russian Ruble	2.0
Turkish Lira	1.5
Israeli Shekel	1.1
Indonesian Rupiah	0.7
Malaysian Ringgit	0.7
Polish Zloty	0.6
Colombian Peso	0.6
Total	100.0%

Sector Allocation	% of Total Investments
Information Technology	31.0%
Materials	12.6
Financials	11.5
Communication Services	9.3
Energy	6.5
Consumer Discretionary	5.8
Consumer Staples	4.6
Health Care	4.1
Industrials	3.9
Utilities	3.3
Real Estate	3.0
Other *	4.4
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Argentina	$ 286,896	$ 286,896	$ —	$ —
Brazil	4,360,039	4,360,039	—	—
Cayman Islands	7,451,351	110,375	7,340,976	—
Colombia	266,347	266,347	—	—
India	7,473,208	521,086	6,952,122	—
Malaysia	304,441	304,441	—	—
Mexico	1,278,840	1,278,840	—	—
Poland	290,440	290,440	—	—
South Africa	2,507,055	619,879	1,887,176	—
Taiwan	7,384,634	520,074	6,864,560	—
Turkey	688,811	599,749	89,062	—
Other Country Categories*	12,592,902	—	12,592,902	—
Exchange-Traded Funds*	2,079,422	2,079,422	—	—
Total Investments	$ 46,964,386	$ 11,237,588	$ 35,726,798	$—

*	See Portfolio of Investments for country breakout.

Additional Information
First Trust Exchange-Traded Fund III
January 31, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.